Private Placement (Details) - AJAX I [Member] - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement (Details) [Line Items]
Warrant price per share	$ 18.00	$ 18.00
Fair value, price per share	1.53
Purchase price per share	$ 1.00
Change in fair value of derivative liability (in Dollars)	$ 11,200,000
Ordinary share, price per share		12.00
Class A Ordinary Shares [Member]
Private Placement (Details) [Line Items]
Warrant price per share		0.0001
Ordinary share price per share	$ 11.50
Ordinary share, price per share		11.50
Over-Allotments Option [Member]
Private Placement (Details) [Line Items]
Warrant price per share		$ 1.00
Aggregate purchase price (in Dollars)		$ 1,099,818
Additional amount of warrants (in Shares)		1,099,818
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Shares)	21,129,818	21,129,818
Warrant price per share	$ 1.00	$ 1.00
Aggregate purchase price (in Dollars)	$ 21,129,818	$ 21,129,818